Income taxes (Details) - USD ($)	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Domestic	$ (12,430,768)	$ 3,808,366	$ 32,034,825
(Loss)/profit before taxes	$ (12,430,768)	$ 3,808,366	$ 32,034,825